Financial Instruments - Financial Liabilities by Maturity (Details) - Financial liabilities measured at fair value through profit or loss - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	¥ 64,394	¥ 82,471
Bonds
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	3,204,965	3,196,365
Contract amount	3,728,427	3,790,239
Bonds | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	551,728	507,158
Bonds | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	621,138	572,336
Bonds | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	354,268	625,401
Bonds | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	489,171	358,700
Bonds | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	544,236	490,302
Bonds | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	1,167,886	1,236,342
Long-term loans
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	1,888,339	2,554,586
Contract amount	1,984,005	2,780,332
Long-term loans | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	137,812	603,589
Long-term loans | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	55,478	152,453
Long-term loans | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	170,844	75,627
Long-term loans | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	677,391	190,754
Long-term loans | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	59,424	787,720
Long-term loans | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	883,056	970,189
Trade and Other Payables
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	318,816	327,394
Contract amount	318,816	327,394
Trade and Other Payables | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	318,816	327,394
Trade and Other Payables | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and Other Payables | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and Other Payables | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and Other Payables | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and Other Payables | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Finance leases
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	369,459	179,411
Contract amount	545,688	333,133
Finance leases | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	41,084	6,925
Finance leases | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	40,623	8,996
Finance leases | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	33,085	9,360
Finance leases | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	30,407	9,575
Finance leases | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	28,747	9,807
Finance leases | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	371,742	288,470
Derivative liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	52,589	8,745
Contract amount	48,806	7,106
Derivative liabilities | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	44,255	7,246
Derivative liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	1,396	(301)
Derivative liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	804	161
Derivative liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	695	0
Derivative liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	510	0
Derivative liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	1,146	0
Derivative assets
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	(25,629)	(8,315)
Contract amount	(10,059)	(30,902)
Derivative assets | Within one year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(5,433)	(8,090)
Derivative assets | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(551)	(2,983)
Derivative assets | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(562)	(2,576)
Derivative assets | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(652)	(2,633)
Derivative assets | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(722)	(2,816)
Derivative assets | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	¥ (2,139)	¥ (11,804)